INVENTORIES - Schedule of inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Inventories [Abstract]
Finished goods	$ 12,460	$ 9,853
Work in progress	29,553	16,911
Raw materials	313	546
Total current inventories	$ 42,326	$ 27,310